Significant Items Within the Income Statement - Summary of Non-underlying Items Related to Gross Profit and Operating Costs (Detail) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Disclosure of non underlying items [Abstract]
Acquisition and disposal-related credit/(costs)		€ (27)	€ (77)
Gain/(loss) on disposal of group companies	[1]	6	66
Restructuring costs		(391)	(454)
Impairment
One-off items
Non-underlying items within operating profit before tax		(412)	(465)
Tax on non-underlying items within operating profit		109	89
Non-underlying items within operating profit after tax		(303)	(376)
Share of gain on disposal of Spreads business in Portugal JV			3
Net monetary gain arising from hyperinflationary economies		21	29
Non-underlying items not in operating profit but within net profit before tax		21	32
Tax impact of non-underlying items not in operating profit but within net profit:
Hyperinflation adjustment for Argentina deferred tax		(7)
Non-underlying items not in operating profit but within net profit after tax		14	32
Non-underlying items after tax	[2]	(289)	(344)
Attributable to:
Non-controlling interests		(14)	(8)
Shareholders' equity		€ (275)	€ (336)

[1]	2019 includes a gain of €60 million relating to disposal of Alsa baking and dessert business.
[2]	Non-underlying items after tax is calculated as non-underlying items within operating profit after tax plus non-underlying items not in operating profit but within net profit after tax.